Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of Cash and Cash Equivalents

(in millions €)	December 31, 2024	December 31, 2023
Cash at banks and on hand	450.0	453.1
Security investments disclosed as cash and cash equivalents	9,311.9	11,210.6
Bank deposits	1,849.4	2,589.5
Money market funds	6,947.5	7,446.1
Reverse Repo	515.0	1,175.0
Total	9,761.9	11,663.7

Summary of Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss	Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2024

	Carrying amount			Fair value
(in millions €)	Current	Non- current	Total	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets subsequently measured at fair value through profit or loss
Foreign exchange forward contracts	11.9	—	11.9	—	11.9	—	11.9
Security investments disclosed as cash and cash equivalents	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Other financial assets	—	39.6	39.6	—	—	39.6	39.6
Financial assets subsequently measured at fair value through OCI
Non-listed equity investments	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	—	92.7	92.7	92.7	—	—	92.7
Financial assets subsequently measured at amortized costs(1)
Security investments disclosed as other financial assets	6,536.2	1,061.1	7,597.3	—	—	—	7,597.3
Security investments disclosed as cash and cash equivalents	2,364.4	—	2,364.4	—	—	—	2,364.4
Cash at banks and on hand	450.0	—	450.0	—	—	—	450.0
Trade and other receivables	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	—	18.2	18.2	—	—	—	18.2
Financial liabilities subsequently measured at fair value
Foreign exchange forward contracts	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	0.9	46.9	47.8	—	—	47.8	47.8
Financial liabilities subsequently measured at amortized costs(1)
Loans and borrowings	—	—	—	—	—	—	—
Trade payables and other payables	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	1,426.2	—	1,426.2	—	—	—	1,426.2
Financial liabilities subsequently not measured according to IFRS 9
Lease liabilities	39.5	214.7	254.2	—	—	—	254.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2023

	Carrying amount			Fair value
(in millions €)	Current	Non- current	Total	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets subsequently measured at fair value through profit or loss
Security investments disclosed as cash and cash equivalents	7,446.1	—	7,446.1	7,446.1	—	—	7,446.1
Financial assets subsequently measured at fair value through OCI
Non-listed equity investments	—	27.1	27.1	—	—	27.1	27.1
Listed equity investments	—	26.0	26.0	26.0	—	—	26.0
Financial assets subsequently measured at amortized costs(1)
Security investments disclosed as other financial assets	4,885.1	1,104.6	5,989.7	—	—	—	5,989.7
Security investments disclosed as cash and cash equivalents	3,764.5	—	3,764.5	—	—	—	3,764.5
Cash at banks and on hand	453.1	—	453.1	—	—	—	453.1
Trade and other receivables	2,155.7	—	2,155.7	—	—	—	2,155.7
Other financial assets	0.2	18.4	18.6	—	—	—	18.6
Financial liabilities subsequently measured at fair value
Foreign exchange forward contracts	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	—	38.8	38.8	—	—	38.8	38.8
Financial liabilities subsequently measured at amortized costs(1)
Loans and borrowings	—	2.3	2.3	—	—	—	2.3
Trade payables and other payables	354.0	—	354.0	—	—	—	354.0
Other financial liabilities	414.9	—	414.9	—	—	—	414.9
Financial liabilities subsequently not measured according to IFRS 9
Lease liabilities	28.1	188.6	216.7	—	—	—	216.7
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Trade and other payables	426.7	—	—	426.7
Lease liabilities	48.1	152.7	90.3	291.1
Contingent consideration	—	62.5	0.1	62.6
Foreign exchange forward contracts	16.3	—	—	16.3
Other financial liabilities	1,426.2	—	—	1,426.2
Total	1,917.3	215.2	90.4	2,222.9

Year ended December 31, 2023

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.3	—	2.3
Trade and other payables	354.0	—	—	354.0
Lease liabilities	34.1	136.6	73.7	244.4
Contingent consideration	—	57.5	0.3	57.8
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	414.9	—	—	414.9
Total	803.4	196.4	74.0	1,073.8

Summary of Financial Liabilities at Amortized Cost	Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2024

	Carrying amount			Fair value
(in millions €)	Current	Non- current	Total	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets subsequently measured at fair value through profit or loss
Foreign exchange forward contracts	11.9	—	11.9	—	11.9	—	11.9
Security investments disclosed as cash and cash equivalents	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Other financial assets	—	39.6	39.6	—	—	39.6	39.6
Financial assets subsequently measured at fair value through OCI
Non-listed equity investments	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	—	92.7	92.7	92.7	—	—	92.7
Financial assets subsequently measured at amortized costs(1)
Security investments disclosed as other financial assets	6,536.2	1,061.1	7,597.3	—	—	—	7,597.3
Security investments disclosed as cash and cash equivalents	2,364.4	—	2,364.4	—	—	—	2,364.4
Cash at banks and on hand	450.0	—	450.0	—	—	—	450.0
Trade and other receivables	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	—	18.2	18.2	—	—	—	18.2
Financial liabilities subsequently measured at fair value
Foreign exchange forward contracts	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	0.9	46.9	47.8	—	—	47.8	47.8
Financial liabilities subsequently measured at amortized costs(1)
Loans and borrowings	—	—	—	—	—	—	—
Trade payables and other payables	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	1,426.2	—	1,426.2	—	—	—	1,426.2
Financial liabilities subsequently not measured according to IFRS 9
Lease liabilities	39.5	214.7	254.2	—	—	—	254.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2023

	Carrying amount			Fair value
(in millions €)	Current	Non- current	Total	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets subsequently measured at fair value through profit or loss
Security investments disclosed as cash and cash equivalents	7,446.1	—	7,446.1	7,446.1	—	—	7,446.1
Financial assets subsequently measured at fair value through OCI
Non-listed equity investments	—	27.1	27.1	—	—	27.1	27.1
Listed equity investments	—	26.0	26.0	26.0	—	—	26.0
Financial assets subsequently measured at amortized costs(1)
Security investments disclosed as other financial assets	4,885.1	1,104.6	5,989.7	—	—	—	5,989.7
Security investments disclosed as cash and cash equivalents	3,764.5	—	3,764.5	—	—	—	3,764.5
Cash at banks and on hand	453.1	—	453.1	—	—	—	453.1
Trade and other receivables	2,155.7	—	2,155.7	—	—	—	2,155.7
Other financial assets	0.2	18.4	18.6	—	—	—	18.6
Financial liabilities subsequently measured at fair value
Foreign exchange forward contracts	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	—	38.8	38.8	—	—	38.8	38.8
Financial liabilities subsequently measured at amortized costs(1)
Loans and borrowings	—	2.3	2.3	—	—	—	2.3
Trade payables and other payables	354.0	—	354.0	—	—	—	354.0
Other financial liabilities	414.9	—	414.9	—	—	—	414.9
Financial liabilities subsequently not measured according to IFRS 9
Lease liabilities	28.1	188.6	216.7	—	—	—	216.7
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Trade and other payables	426.7	—	—	426.7
Lease liabilities	48.1	152.7	90.3	291.1
Contingent consideration	—	62.5	0.1	62.6
Foreign exchange forward contracts	16.3	—	—	16.3
Other financial liabilities	1,426.2	—	—	1,426.2
Total	1,917.3	215.2	90.4	2,222.9

Year ended December 31, 2023

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.3	—	2.3
Trade and other payables	354.0	—	—	354.0
Lease liabilities	34.1	136.6	73.7	244.4
Contingent consideration	—	57.5	0.3	57.8
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	414.9	—	—	414.9
Total	803.4	196.4	74.0	1,073.8

Summary of Financial Assets at Amortized Cost and at Fair Value through Profit or Loss	Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2024

	Carrying amount			Fair value
(in millions €)	Current	Non- current	Total	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets subsequently measured at fair value through profit or loss
Foreign exchange forward contracts	11.9	—	11.9	—	11.9	—	11.9
Security investments disclosed as cash and cash equivalents	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Other financial assets	—	39.6	39.6	—	—	39.6	39.6
Financial assets subsequently measured at fair value through OCI
Non-listed equity investments	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	—	92.7	92.7	92.7	—	—	92.7
Financial assets subsequently measured at amortized costs(1)
Security investments disclosed as other financial assets	6,536.2	1,061.1	7,597.3	—	—	—	7,597.3
Security investments disclosed as cash and cash equivalents	2,364.4	—	2,364.4	—	—	—	2,364.4
Cash at banks and on hand	450.0	—	450.0	—	—	—	450.0
Trade and other receivables	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	—	18.2	18.2	—	—	—	18.2
Financial liabilities subsequently measured at fair value
Foreign exchange forward contracts	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	0.9	46.9	47.8	—	—	47.8	47.8
Financial liabilities subsequently measured at amortized costs(1)
Loans and borrowings	—	—	—	—	—	—	—
Trade payables and other payables	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	1,426.2	—	1,426.2	—	—	—	1,426.2
Financial liabilities subsequently not measured according to IFRS 9
Lease liabilities	39.5	214.7	254.2	—	—	—	254.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2023

	Carrying amount			Fair value
(in millions €)	Current	Non- current	Total	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets subsequently measured at fair value through profit or loss
Security investments disclosed as cash and cash equivalents	7,446.1	—	7,446.1	7,446.1	—	—	7,446.1
Financial assets subsequently measured at fair value through OCI
Non-listed equity investments	—	27.1	27.1	—	—	27.1	27.1
Listed equity investments	—	26.0	26.0	26.0	—	—	26.0
Financial assets subsequently measured at amortized costs(1)
Security investments disclosed as other financial assets	4,885.1	1,104.6	5,989.7	—	—	—	5,989.7
Security investments disclosed as cash and cash equivalents	3,764.5	—	3,764.5	—	—	—	3,764.5
Cash at banks and on hand	453.1	—	453.1	—	—	—	453.1
Trade and other receivables	2,155.7	—	2,155.7	—	—	—	2,155.7
Other financial assets	0.2	18.4	18.6	—	—	—	18.6
Financial liabilities subsequently measured at fair value
Foreign exchange forward contracts	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	—	38.8	38.8	—	—	38.8	38.8
Financial liabilities subsequently measured at amortized costs(1)
Loans and borrowings	—	2.3	2.3	—	—	—	2.3
Trade payables and other payables	354.0	—	354.0	—	—	—	354.0
Other financial liabilities	414.9	—	414.9	—	—	—	414.9
Financial liabilities subsequently not measured according to IFRS 9
Lease liabilities	28.1	188.6	216.7	—	—	—	216.7
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
Financial investments in equity securities measured at fair value through other comprehensive income comprise the following effects:

	Years ended December 31,

(in millions €)	2024	2023	2022
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	(146.6)	3.7	10.5
Total	(146.6)	3.7	10.5
During the year ended December 31, 2024, the non-listed and listed equity investments increased by
€41.1 million compared to year-end 2023 mainly due to our investment in Autolus Therapeutics plc in February
2024 and offsetting subsequent fair value changes amounting to €146.6 million during the year ended
December 31, 2024.

Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements	The following table shows the recurring fair value measurement of the royalty assets included in other financial assets as well as contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

	Financial assets	Financial liabilities
(in millions €)	Other financial assets	Contingent consideration
As of January 1, 2023	—	(6.1)
Additions	—	(31.8)
Net effect on profit or loss - Finance income / (expense)
Net change in fair value	—	(0.9)
As of December 31, 2023	—	(38.8)
As of January 1, 2024	—	(38.8)
Additions	43.4	—
Disposals	—	—
Net effect on profit or loss - Finance income / (expense)
Net change in fair value	(3.8)	(9.0)
As of December 31, 2024	39.6	(47.8)

Disclosure of fair value measurement of assets	The following table shows the recurring fair value measurement of the royalty assets included in other financial assets as well as contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

	Financial assets	Financial liabilities
(in millions €)	Other financial assets	Contingent consideration
As of January 1, 2023	—	(6.1)
Additions	—	(31.8)
Net effect on profit or loss - Finance income / (expense)
Net change in fair value	—	(0.9)
As of December 31, 2023	—	(38.8)
As of January 1, 2024	—	(38.8)
Additions	43.4	—
Disposals	—	—
Net effect on profit or loss - Finance income / (expense)
Net change in fair value	(3.8)	(9.0)
As of December 31, 2024	39.6	(47.8)

Summary of Significant Unobservable Inputs Used in Fair Value Measurement	The following table shows the valuation techniques used in measuring fair values for financial instruments in our consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs

Forward exchange contracts
Discounted cash flow using par method.
Expected future cash flows based on foreign
exchange forwards discounted over the
respective remaining term of the contracts
using the respective deposit interest rates
and spot rates.
n/a
Non-listed equity investments	Quantitative and qualitative factors such as actual and forecasted results, cash position and financing round valuations.	–Actual and forecasted results –Net Asset Value –Cash position –Nature and pricing indication of latest financing round
Listed equity investments	Stock prices of the listed companies and applicable exchange rates, if the listing is in a foreign currency.	n/a
Money market funds	Quoted prices on an active market.	n/a
Contingent consideration	Present value of expected future payments and reflecting changes in expected achievement of underlying performance parameters and compounding effects.	–Expected future payments –Applied cost of capital
Royalty assets	Present value of expected future cash flows.	–Expected future cash flows –Applied cost of capital
The sensitivity of the fair values of contingent considerations in fair value level 3 to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Contingent consideration

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	4.4	(4.4)
Discount rate	1%	(0.6)	0.6

Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements	The sensitivity of the fair values of royalty assets included in other financial assets to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Royalty assets

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	4.1	(4.1)
Discount rate	1%	(3.1)	3.5

Summary of Carrying Amount of Monetary Assets	The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions €)	December 31, 2024	December 31, 2023
Cash and cash equivalents in U.S. dollar	617.6	122.6
Monetary assets in U.S. dollar	1,484.7	1,191.9
Monetary liabilities and provisions in U.S. dollar	1,858.1	567.3
Total	244.2	747.2

Summary of Effect of Changes in Foreign Exchange Rates	The following tables demonstrate the sensitivity to a reasonable, possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2024	2023	2024	2023
U.S. dollar	United States	1.0389	1.1050	1.0824	1.0813

(in millions €)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre-tax equity

2024	+5%	(11.6)	(11.6)
	-5%	12.9	12.9
2023	+5%	(35.5)	(35.5)
	-5%	39.2	39.3

Summary of Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2024

(in millions €)	January 1, 2024	Cash flows	New leases and disposals	Reclassifi- cation	Other	December 31, 2024
Current obligations under lease contracts	28.1	(43.6)	19.4	35.6	—	39.5
Non-current obligations under lease contracts	188.6	—	56.0	(35.6)	5.7	214.7
Loans and borrowings	2.3	(2.3)	—	—	—	—
Total	219.0	(45.9)	75.4	—	5.7	254.2

Year ended December 31, 2023

(in millions €)	January 1, 2023	Cash flows	New leases and disposals	Reclassifi- cation	Other	December 31, 2023
Current obligations under lease contracts	36.0	(40.3)	(0.6)	34.1	(1.1)	28.1
Non-current obligations under lease contracts	174.1	—	51.1	(34.1)	(2.5)	188.6
Loans and borrowings	2.1	0.2	—	—	—	2.3
Total	212.2	(40.1)	50.5	—	(3.6)	219.0